Goodwill and Other Intangible Assets - Schedule of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 1,430,767	$ 2,897,110
Total indefinite-lived intangible assets	327,120	330,221
Finite-lived intangible assets, net	3,837,661	4,034,635
Total other intangible assets, net	4,164,781	4,364,856
Wholly Owned Domestic Resorts [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	70,975	70,975
MGM China [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	1,359,792	2,826,135
Detroit Development Rights [Member]
Goodwill And Intangible Assets [Line Items]
Total indefinite-lived intangible assets	98,098	98,098
Trademarks, License Rights and Other [Member]
Goodwill And Intangible Assets [Line Items]
Total indefinite-lived intangible assets	229,022	232,123
MGM Grand Paradise, Gaming Subconcession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	4,515,867	4,513,101
Less: Accumulated amortization	(858,531)	(692,047)
Finite-lived intangible assets, net	3,657,336	3,821,054
MGM Macau, Land Concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	84,769	84,717
Less: Accumulated amortization	(19,554)	(15,272)
Finite-lived intangible assets, net	65,215	69,445
MGM China, Customer Lists [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	129,025	128,946
Less: Accumulated amortization	(126,003)	(116,664)
Finite-lived intangible assets, net	3,022	12,282
MGM China, Gaming Promoter Relationships [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	180,635	180,524
Less: Accumulated amortization	(180,635)	(161,467)
Finite-lived intangible assets, net		19,057
Maryland License, Massachusetts License and Other Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, gross	136,127	136,827
Less: Accumulated amortization	(24,039)	(24,030)
Finite-lived intangible assets, net	$ 112,088	$ 112,797